Note 16 - Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	12 Months Ended
	May 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income from continuing operations		$ 396,547	$ 407,343	$ 518,900
Net loss from discontinued operations	$ (27,547)	(27,547)	(91,009)	(137,881)
Net income:		369,000	316,334	381,019
Less: Net income attributable to non-controlling interest in subsidiaries, continuing operations		(4,638)	(3,254)	(1,878)
Add: Net loss attributable to non-controlling interest in subsidiaries, discontinued operations		213	6,839	6,608
Net income attributable to Costamare Inc.		364,575	319,919	385,749
Less: paid and accrued earnings allocated to Preferred Stock		(20,920)	(23,796)	(31,068)
Less: deemed dividend in redemption of Series E Preferred Stock		0	(5,446)	0
Net income available to common stockholders		$ 343,655	$ 290,677	$ 354,681
Weighted average number of common shares, basic and diluted (in shares)		120,198,853	119,299,405	120,299,172
Earnings per common share, basic and diluted, continuing operations (in dollars per share)		$ 3.09	$ 3.15	$ 4.09
Losses per common share, basic and diluted, discontinued operations (in dollars per share)		(0.23)	(0.71)	(1.15)
Earnings per common share, basic and diluted (in dollars per share)		$ 2.86	$ 2.44	$ 2.95